Earnings Per Share of Common Stock (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The table below shows a reconciliation of the numerator and denominator for basic and diluted earnings per share calculations for the periods indicated.
	Year Ended December 31,
	2015	2014	2013
Numerator:
Net (loss) income attributable to Chemours	$(90)	$400	$423
Denominator:
Weighted-average number of common shares outstanding–Basic	180,993,623	180,966,833(1)	180,966,833(1)
Dilutive effect of the Company’s employee compensation plans(2)	—	—	—
Weighted average number of common shares outstanding–Diluted(2)	180,993,623	180,966,833	180,966,833

(1)	For 2013 and 2014, pro forma earnings per share (EPS) was calculated based on 180,966,833 shares of Chemours common stock that were distributed to DuPont shareholders on July 1, 2015.
(2)	Diluted (loss) earnings per share is calculated using net (loss) income available to common shareholders divided by diluted weighted-average shares of common shares outstanding during each period, which includes unvested restricted shares. Diluted earnings per share considers the impact of potentially dilutive securities except in periods in which there is a loss because the inclusion of the potential common shares would have an antidilutive effect. Chemours had no equity awards outstanding prior to the spin-off.

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following average number of stock options were antidilutive and, therefore, were not included in the diluted earnings per share calculation:

	Year Ended December 31,
	2015	2014	2013
Average number of stock options	8,358,894	—	—